Recent accounting pronouncements not yet adopted	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements not yet adopted
Recent accounting pronouncements not yet adopted
a) Revenue from Contracts with Customers
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). This accounting standard updates the revenue recognition guidance to require that entities recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU provides specific steps that entities should apply to recognize revenue. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606), Deferral of the Effective Date which defers the effective date of ASU No. 2014-09 for all entities by one year, making these ASUs effective commencing January 1, 2018. The Company is currently assessing the impact the adoption of this standard will have on its consolidated financial statements.
b) Compensation - Stock Compensation
In May 2014, the FASB issued ASU No. 2014-12, Compensation-Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This accounting standard update requires that performance targets affecting vesting of stock awards which could be achieved after the requisite service period be treated as a performance condition. Currently, US GAAP does not provide specific guidance regarding treatment of performance targets that could be achieved after the service period. This ASU will be effective commencing January 1, 2016, with early adoption permitted. The adoption of this standard is not expected to have a material effect on the Company's consolidated financial statements.
c) Consolidation - Amendments to the Consolidation Analysis
In February 2015, the FASB issued ASU No. 2015-02, Consolidation - Amendments to the Consolidation Analysis (Subtopic 810). The amendments in the update provide a revised model to reevaluate the consolidation of a reporting entity's legal entities. Specifically, the amendments affect the following areas: 1) limited partnerships and similar legal entities; 2) evaluating fees paid to a decision maker or a service provider as a variable interest; 3) the effect of fee arrangements on the primary beneficiary determination; 4) the effect of related parties on the primary beneficiary determination; and 5) certain investment funds. This ASU will be effective commencing January 1, 2016, with early adoption permitted. The adoption of this standard is not expected to have a material effect on the Company's consolidated financial statements.
d) Interest - Imputation of Interest
In April 2015, the FASB issued ASU No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30). The amendments in this update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability instead of being presented as an asset. Amortization of the debt issuance costs are to be reported as interest expense. In August 2015, the FASB issued ASU No. 2015-15, Imputation of Interest (Subtopic 835-30). The amendments in this update discuss debt issuance costs related to line-of-credit arrangements and recommend that an entity defer and present debt issuance costs as an asset and subsequently amortize the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. These ASUs will be effective commencing January 1, 2016, with early adoption permitted for financial statements that have not been previously issued. The adoption of this standard is not expected to have a material effect on the Company's consolidated financial statements.